SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI-DILUTIVE (Details) (Parenthetical) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Dilutive shares outstanding	1,459,878
Director [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Dilutive shares outstanding		300,000
Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Dilutive shares outstanding		1,100,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock shares converted1		9,000,000
Warrant shares of outstanding percentage	50.00%	50.00%
Commitment value	$ 1,125,000	$ 1,125,000
Commitment shares issued percentage	25.00%	25.00%
Securities Purchase Agreement [Member] | GPL Ventures LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock exercisable percentage	50.00%	50.00%